INCOME TAXES (Details 1) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Mineral properties tax basis in excess of carrying value	2,631,000	2,631,000
Non-capital losses available	498,000	513,000
Other		2,000
Potential deferred income tax assets	3,129,000	3,147,000
Less: valuation allowance	(3,129,000)	(3,147,000)
Net Deferred Income Tax Asset